Financial Instruments - Schedule of Fair Value Hierarchy of Company's Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	₩ 39,095	₩ 16,720	₩ 24,909	₩ 24,909
Short-term financial instruments	22,500	22,000	11,500
Level 1
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	24,431	7,773	24,044
Short-term financial instruments	11,000	4,500	1,000
Level 2
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	14,664	8,947	865
Short-term financial instruments	₩ 11,500	₩ 17,500	₩ 10,500